Related Party And Party-in-interest Transactions - Additional Information (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair value of investments	$ 1,696,168,778	$ 1,621,592,006
Fund appreciated by assets	187,712,727
Berkshire B Unitized Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair value of investments	93,000,188	95,101,885
Stock investment portion	9,869,989
Participant Directed Investments | Berkshire B ESOP Fund - Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair value of investments	615,234,016	$ 615,066,467
Fund appreciated by assets	$ 66,069,247